RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged To Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total operating revenues	$ 968,420	$ 885,767	$ 1,113,456
SFL
Related Party Transaction [Line Items]
Total operating revenues	0	70	96
Seatankers
Related Party Transaction [Line Items]
Total operating revenues	709	456	486
SwissMarine
Related Party Transaction [Line Items]
Total operating revenues	855	3,940	2,033
UFC
Related Party Transaction [Line Items]
Total operating revenues	498	900	0
Affiliated Entity
Related Party Transaction [Line Items]
Total operating revenues	$ 2,062	$ 5,366	$ 2,615